Financial risk management - Financial Assets and Liabilities Fair Value disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative financial instruments	€ 31.1	€ 17.3
Short-term investments	5.4	107.7
Derivative financial instruments	156.7	261.2
Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	31.1	17.3
Money market funds	3,167.4	3,196.7
Short-term investments	5.4	107.7
Total	3,203.9	3,321.7
Derivative financial instruments	156.7	261.2
Loan receivable	776.1	307.9
Long-term debt	4,496.2	4,072.8
Level 1 | Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	0.0	0.0
Money market funds	3,167.4	3,196.7
Short-term investments	0.0	0.0
Total	3,167.4	3,196.7
Derivative financial instruments	0.0	0.0
Loan receivable	0.0	0.0
Long-term debt	4,496.2	4,072.8
Level 2 | Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	31.1	17.3
Money market funds	0.0	0.0
Short-term investments	5.4	107.7
Total	36.5	125.0
Derivative financial instruments	156.7	261.2
Loan receivable	0.0	0.0
Long-term debt	0.0	0.0
Level 3 | Fair value, recurring
Derivative [Line Items]
Derivative financial instruments	0.0	0.0
Money market funds	0.0	0.0
Short-term investments	0.0	0.0
Total	0.0	0.0
Derivative financial instruments	0.0	0.0
Loan receivable	776.1	307.9
Long-term debt	€ 0.0	€ 0.0